united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street; Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110; Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

TransWestern Institutional Short Duration Government Bond Fund
PORTFOLIO OF INVESTMENTS
September 30, 2016 (Unaudited)
Principal Amount ($)		Coupon Rate (%)	Maturity	Market Value
	U.S. GOVERNMENT AGENCIES - 79.9%
	FEDERAL HOME LOAN MORTGAGE CORP. - 21.4% (a)
$ 1,711,974	FHLMC Multifamily Structured Pass Through Certificates (b,c)	0.8553	11/25/2021	$ 1,710,805
4,631,408	FHLMC Multifamily Structured Pass Through Certificates (b,c)	1.1749	9/25/2025	4,640,983
2,069,331	FHLMC Multifamily Structured Pass Through Certificates (b,c)	1.1753	1/25/2023	2,073,941
4,210,000	FHLMC Multifamily Structured Pass Through Certificates (b,c)	1.2253	9/25/2022	4,221,900
1,700,000	FHLMC Multifamily Structured Pass Through Certificates (b,c)	1.2253	11/25/2022	1,705,049
6,123,000	FHLMC Multifamily Structured Pass Through Certificates (c)	1.8690	11/25/2019	6,223,663
2,166,297	FHLMC Multifamily Structured Pass Through Certificates (c)	2.1300	1/25/2019	2,204,188
545,000	FHLMC Multifamily Structured Pass Through Certificates (c)	2.3230	10/25/2018	555,644
212,981	FHLMC Multifamily Structured Pass Through Certificates (c)	2.4120	8/25/2018	217,035
496,264	FHLMC Multifamily Structured Pass Through Certificates (c)	2.6990	5/25/2018	506,854
3,700,000	FHLMC Multifamily Structured Pass Through Certificates (c)	2.7700	5/25/2025	3,892,212
1,014,172	FHLMC Multifamily Structured Pass Through Certificates (c)	3.1540	2/25/2018	1,036,301
2,800,000	FHLMC Multifamily Structured Pass Through Certificates (c)	3.3290	5/25/2025	3,089,552
538,000	FHLMC Multifamily Structured Pass Through Certificates (c)	3.9740	1/25/2021	590,572
1,038,000	FHLMC Multifamily Structured Pass Through Certificates (c)	3.9890	6/25/2021	1,143,229
1,315,034	Freddie Mac Gold Pool	3.5000	5/1/2043	1,401,787
1,517,275	Freddie Mac Gold Pool	3.5000	7/1/2043	1,617,495
304,867	Freddie Mac Gold Pool	4.0000	2/1/2044	331,768
389,076	Freddie Mac Gold Pool	5.0000	5/1/2041	432,548
13,770	Freddie Mac Gold Pool	7.5000	6/1/2017	13,858
933,567	Freddie Mac Non Gold Pool (b)	2.5150	11/1/2036	987,735
50,846	Freddie Mac Non Gold Pool (b)	2.5730	1/1/2023	52,156
577,141	Freddie Mac Non Gold Pool (b)	2.6020	1/1/2035	609,275
372,225	Freddie Mac Non Gold Pool (b)	2.6110	1/1/2035	394,931
303,958	Freddie Mac Non Gold Pool (b)	2.6270	11/1/2033	324,158
114,583	Freddie Mac Non Gold Pool (b)	2.6480	4/1/2036	118,984
123,783	Freddie Mac Non Gold Pool (b)	2.6500	6/1/2037	128,466
588,792	Freddie Mac Non Gold Pool (b)	2.6840	1/1/2033	628,902
419,066	Freddie Mac Non Gold Pool (b)	2.6840	2/1/2036	444,112
188,028	Freddie Mac Non Gold Pool (b)	2.6930	9/1/2038	199,004
1,735,246	Freddie Mac Non Gold Pool (b)	2.7310	3/1/2037	1,835,578
556,555	Freddie Mac Non Gold Pool (b)	2.7390	2/1/2036	585,635
404,765	Freddie Mac Non Gold Pool (b)	2.7450	9/1/2038	426,575
136,185	Freddie Mac Non Gold Pool (b)	2.7520	6/1/2037	143,534
2,600,191	Freddie Mac Non Gold Pool (b)	2.7550	8/1/2033	2,732,133
499,419	Freddie Mac Non Gold Pool (b)	2.7700	4/1/2037	528,644
485,419	Freddie Mac Non Gold Pool (b)	2.7980	11/1/2038	514,730
4,595,221	Freddie Mac Non Gold Pool (b)	2.7990	9/1/2038	4,866,561
3,991,429	Freddie Mac Non Gold Pool (b)	2.8790	3/1/2038	4,239,752
1,137,420	Freddie Mac Non Gold Pool (b)	2.9020	11/1/2036	1,204,592
53,752	Freddie Mac Non Gold Pool (b)	2.9100	5/1/2037	55,133
426,312	Freddie Mac Non Gold Pool (b)	2.9190	3/1/2036	451,458
559,580	Freddie Mac Non Gold Pool (b)	2.9350	6/1/2034	590,920
42,099	Freddie Mac Non Gold Pool (b)	2.9420	7/1/2024	43,905
262,244	Freddie Mac Non Gold Pool (b)	2.9480	11/1/2038	277,484
579,986	Freddie Mac Non Gold Pool (b)	2.9640	2/1/2035	612,276
301,110	Freddie Mac Non Gold Pool (b)	2.9750	4/1/2037	318,520
931,555	Freddie Mac Non Gold Pool (b)	2.9900	5/1/2036	992,871
400,530	Freddie Mac Non Gold Pool (b)	3.0210	9/1/2035	425,226
260,730	Freddie Mac Non Gold Pool (b)	3.2070	3/1/2037	277,078
80,424	Freddie Mac Non Gold Pool (b)	3.4560	12/1/2037	83,547
20,812	Freddie Mac REMICS (b,c)	0.6846	4/15/2018	20,386
14,670	Freddie Mac REMICS (b,c)	0.7346	10/15/2017	14,381
35,141	Freddie Mac REMICS (b,c)	0.9246	8/15/2035	34,498
293,079	Freddie Mac REMICS (b,c)	0.9346	11/15/2032	293,295
35,137	Freddie Mac REMICS (b,c)	0.9346	1/15/2033	34,463
26,250	Freddie Mac REMICS (b,c)	1.0346	3/15/2032	25,863
169,404	Freddie Mac REMICS (b,c)	1.2846	12/15/2032	170,791
54,424	Freddie Mac REMICS (b,c)	1.4846	12/15/2031	54,153
96,788	Freddie Mac REMICS (b,c)	1.5346	3/15/2032	97,502
437,266	Freddie Mac REMICS (c)	3.2384	6/15/2048	430,869
264,656	Freddie Mac REMICS (c)	4.0000	2/15/2020	269,822
245,105	Freddie Mac REMICS (c)	4.0000	4/15/2041	259,084
49,581	Freddie Mac REMICS (c)	4.2500	3/15/2034	51,651
785,024	Freddie Mac REMICS (c)	4.2699	12/15/2036	827,017
240,390	Freddie Mac REMICS (c)	4.5000	2/15/2020	245,400
103,238	Freddie Mac REMICS (c)	4.5000	8/15/2034	106,716
52,679	Freddie Mac REMICS (c)	5.0000	2/15/2018	52,601
264,229	Freddie Mac REMICS (c)	5.0000	10/15/2019	274,391
1,463,519	Freddie Mac REMICS (c)	5.0000	12/15/2024	1,600,952
160,414	Freddie Mac REMICS (c)	5.0000	1/15/2026	174,658
1,229,755	Freddie Mac REMICS (c)	5.0000	9/15/2035	1,367,586
25,924	Freddie Mac REMICS (c)	5.5000	7/15/2033	26,276
160,925	Freddie Mac REMICS (c)	5.5000	11/15/2034	160,001
792,653	Freddie Mac REMICS (c)	5.5000	5/15/2035	896,704
1,942,975	Freddie Mac REMICS (c)	5.5000	2/15/2038	2,106,769
145,825	Freddie Mac REMICS (c)	6.0000	3/15/2029	159,026
342,150	Freddie Mac REMICS (c)	6.5000	12/15/2023	370,720
199,742	Freddie Mac REMICS (c)	6.5000	12/15/2028	228,387
				73,057,221
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 23.8% (a)
4,000,000	Fannie Mae TBA	4.0000	8/1/2044	4,291,250
152,133	Fannie Mae Pool (b)	1.7070	4/1/2034	154,499
101,738	Fannie Mae Pool (b)	1.7070	9/1/2044	103,799
32,692	Fannie Mae Pool (b)	2.1250	2/1/2020	33,595
96,833	Fannie Mae Pool (b)	2.3320	2/1/2036	100,646
33,878	Fannie Mae Pool (b)	2.3590	11/1/2035	35,347
11,802	Fannie Mae Pool (b)	2.3990	1/1/2019	11,944
740,972	Fannie Mae Pool (b)	2.4040	2/1/2036	778,803
376,567	Fannie Mae Pool (b)	2.4270	8/1/2035	392,249
204,378	Fannie Mae Pool (b)	2.4500	7/1/2035	213,259
399,142	Fannie Mae Pool (b)	2.4630	1/1/2035	417,700
113,799	Fannie Mae Pool (b)	2.5180	1/1/2036	120,366
848,923	Fannie Mae Pool (b)	2.5270	1/1/2036	901,000
1,002,424	Fannie Mae Pool (b)	2.5680	1/1/2035	1,066,751
116,873	Fannie Mae Pool (b)	2.6250	5/1/2032	119,573
670,402	Fannie Mae Pool (b)	2.6250	10/1/2033	708,670
358,879	Fannie Mae Pool (b)	2.6620	9/1/2034	377,655
67,759	Fannie Mae Pool (b)	2.6690	5/1/2032	70,492
1,170,576	Fannie Mae Pool (b)	2.6780	11/1/2033	1,229,106
40,371	Fannie Mae Pool (b)	2.6810	7/1/2033	41,801
164,178	Fannie Mae Pool (b)	2.6850	12/1/2039	172,198
147,760	Fannie Mae Pool (b)	2.6980	9/1/2036	155,120
195,052	Fannie Mae Pool (b)	2.7030	9/1/2035	206,723
633,055	Fannie Mae Pool (b)	2.7230	7/1/2035	675,427
50,898	Fannie Mae Pool (b)	2.7290	3/1/2033	53,063
75,626	Fannie Mae Pool (b)	2.7370	6/1/2036	80,479
971,557	Fannie Mae Pool (b)	2.7380	4/1/2037	1,021,246
1,229,106	Fannie Mae Pool (b)	2.7490	4/1/2037	1,300,029
434,416	Fannie Mae Pool (b)	2.7620	4/1/2033	457,793
1,996,883	Fannie Mae Pool (b)	2.7680	10/1/2034	2,111,062
97,297	Fannie Mae Pool (b)	2.7700	5/1/2035	102,955
1,115,516	Fannie Mae Pool (b)	2.7700	10/1/2036	1,178,077
1,818,725	Fannie Mae Pool (b)	2.7770	9/1/2037	1,914,718
1,054,747	Fannie Mae Pool (b)	2.7790	7/1/2035	1,111,886
498,548	Fannie Mae Pool (b)	2.7850	8/1/2035	527,358
36,119	Fannie Mae Pool (b)	2.7890	8/1/2039	38,386
662,440	Fannie Mae Pool (b)	2.7930	10/1/2033	702,060
454,307	Fannie Mae Pool (b)	2.8020	6/1/2033	480,319
272,444	Fannie Mae Pool (b)	2.8030	10/1/2036	289,056
282,072	Fannie Mae Pool (b)	2.8070	6/1/2037	299,826
77,707	Fannie Mae Pool (b)	2.8200	9/1/2036	82,226
485,366	Fannie Mae Pool (b)	2.8400	8/1/2035	511,793
369,443	Fannie Mae Pool (b)	2.8450	4/1/2034	389,898
36,246	Fannie Mae Pool (b)	2.8740	11/1/2029	36,879
273,368	Fannie Mae Pool (b)	2.8800	5/1/2035	291,321
86,801	Fannie Mae Pool (b)	2.8950	5/1/2031	87,636
295,032	Fannie Mae Pool (b)	2.9050	8/1/2035	312,440
2,971,251	Fannie Mae Pool (b)	2.9100	3/1/2037	3,141,010
244,296	Fannie Mae Pool (b)	2.9150	8/1/2038	254,537
307,461	Fannie Mae Pool (b)	2.9240	7/1/2037	325,875
3,499,233	Fannie Mae Pool (b)	2.9270	3/1/2037	3,694,941
97,202	Fannie Mae Pool (b)	2.9320	8/1/2033	103,184
68,189	Fannie Mae Pool (b)	2.9330	1/1/2030	68,860
486,984	Fannie Mae Pool (b)	2.9360	9/1/2037	514,790
165,630	Fannie Mae Pool (b)	2.9410	8/1/2036	175,934
62,632	Fannie Mae Pool (b)	2.9940	2/1/2025	63,635
1,124,213	Fannie Mae Pool	3.0000	1/1/2043	1,172,834
2,909,597	Fannie Mae Pool	3.0000	3/1/2043	3,035,524
329,554	Fannie Mae Pool (b)	3.0110	7/1/2041	344,570
592,633	Fannie Mae Pool (b)	3.0140	8/1/2036	630,236
1,226,143	Fannie Mae Pool (b)	3.0470	7/1/2037	1,296,941
909,587	Fannie Mae Pool (b)	3.2720	1/1/2036	959,466
1,295,828	Fannie Mae Pool (b)	3.2890	10/1/2036	1,375,669
80,844	Fannie Mae Pool (b)	3.3750	9/1/2033	81,435
439,898	Fannie Mae Pool	3.5000	7/1/2037	469,291
1,993,549	Fannie Mae Pool	3.5000	6/1/2042	2,126,536
1,453,553	Fannie Mae Pool	3.5000	7/1/2042	1,550,016
8,720,925	Fannie Mae Pool	3.5000	9/1/2042	9,304,061
2,063,195	Fannie Mae Pool	3.5000	9/1/2042	2,201,158
2,344,864	Fannie Mae Pool	3.5000	12/1/2042	2,501,667
1,639,173	Fannie Mae Pool	3.5000	4/1/2043	1,749,800
35,109	Fannie Mae Pool (b)	3.5250	7/1/2029	36,397
62,197	Fannie Mae Pool (b)	3.5530	2/1/2023	63,542
104,650	Fannie Mae Pool (b)	3.6690	11/1/2035	111,422
179,577	Fannie Mae Pool (b)	3.7230	6/1/2035	190,155
1,975,047	Fannie Mae Pool	4.0000	11/1/2042	2,150,828
781,160	Fannie Mae Pool	4.0000	4/1/2043	851,115
220,587	Fannie Mae Pool	5.0000	7/1/2035	247,895
168,727	Fannie Mae Pool	5.0000	7/1/2037	189,673
130,512	Fannie Mae Pool	5.0000	6/1/2040	145,422
317,662	Fannie Mae Pool (b)	5.1520	1/1/2038	318,338
266,672	Fannie Mae Pool	5.5000	11/1/2023	286,444
19,746	Fannie Mae Pool	5.5000	7/1/2037	22,240
376,087	Fannie Mae Pool	6.0000	4/1/2033	443,561
27,580	Fannie Mae REMICS (b,c)	0.7846	11/17/2029	27,107
11,604	Fannie Mae REMICS (b,c)	0.8253	5/25/2033	11,344
125,950	Fannie Mae REMICS (b,c)	1.0753	4/25/2032	125,048
893,894	Fannie Mae REMICS (b,c)	1.0857	12/18/2030	896,833
613,127	Fannie Mae REMICS (b,c)	1.0857	12/18/2030	615,143
286,574	Fannie Mae REMICS (b,c)	1.1253	12/25/2032	287,586
46,675	Fannie Mae REMICS (b,c)	1.4253	5/25/2022	46,248
240,311	Fannie Mae REMICS (b,c)	1.5253	8/25/2031	243,000
485,407	Fannie Mae REMICS (b,c)	1.5253	6/25/2043	481,089
314,925	Fannie Mae REMICS (b,c)	3.4815	8/25/2038	338,261
48,618	Fannie Mae REMICS (c)	4.0000	1/25/2019	48,485
54,836	Fannie Mae REMICS (c)	5.0000	5/25/2023	56,885
49,411	Fannie Mae REMICS (c)	5.0000	11/25/2032	52,763
221,355	Fannie Mae REMICS (c)	5.0000	1/25/2034	221,337
85,338	Fannie Mae REMICS (c)	5.0000	4/25/2034	86,551
1,036,629	Fannie Mae REMICS (c)	5.0000	6/25/2040	1,186,772
587,645	Fannie Mae REMICS (c)	5.5000	11/25/2025	646,926
61,578	Fannie Mae REMICS (c)	5.5000	1/25/2033	61,778
98,704	Fannie Mae REMICS (c)	5.5000	4/25/2035	111,761
61,581	Fannie Mae REMICS (c)	5.5000	11/25/2035	62,118
392,508	Fannie Mae REMICS (c)	6.0000	11/25/2032	450,958
323,257	Fannie Mae REMICS (b,c)	6.1448	5/25/2037	364,347
2,968,519	Fannie Mae-Aces (b,c)	1.4441	11/25/2022	2,982,092
3,725,000	Fannie Mae-Aces (b,c)	3.0920	4/25/2027	4,038,244
				81,400,157
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 34.4%
141,428	Ginnie Mae II Pool (b)	1.2340	9/20/2064	142,547
3,510,117	Ginnie Mae II Pool (b)	1.2840	7/20/2062	3,538,994
1,318,014	Ginnie Mae II Pool (b)	1.3840	6/20/2062	1,333,758
117,812	Ginnie Mae II Pool (b)	1.3950	10/20/2064	119,319
142,982	Ginnie Mae II Pool (b)	1.3990	10/20/2061	144,753
106,470	Ginnie Mae II Pool (b)	1.6660	9/20/2064	108,334
136,745	Ginnie Mae II Pool (b)	1.6660	3/20/2065	139,224
872,509	Ginnie Mae II Pool (b)	1.6700	12/20/2061	888,273
153,207	Ginnie Mae II Pool (b)	1.6700	8/20/2064	155,866
576,571	Ginnie Mae II Pool (b)	1.9300	6/20/2058	590,424
119,327	Ginnie Mae II Pool (b)	1.9570	11/20/2063	122,514
1,866,056	Ginnie Mae II Pool (b)	2.3860	2/20/2063	1,961,362
285,889	Ginnie Mae II Pool (b)	2.5180	2/20/2063	301,887
3,069,369	Ginnie Mae II Pool (b)	2.5350	2/20/2063	3,247,315
3,370,303	Ginnie Mae II Pool (b)	2.6130	1/20/2063	3,541,453
838,041	Ginnie Mae II Pool (b)	2.6210	10/20/2062	887,227
1,696,250	Ginnie Mae II Pool (b)	2.6430	1/20/2063	1,800,580
1,380,064	Ginnie Mae II Pool (b)	2.6620	2/20/2063	1,459,209
8,380,256	Ginnie Mae II Pool (b)	2.6730	3/20/2063	8,877,830
3,452,581	Ginnie Mae II Pool (b)	2.7750	9/20/2062	3,681,000
1,413,923	Ginnie Mae II Pool (b)	2.8690	2/20/2063	1,503,699
1,215,803	Ginnie Mae II Pool	4.2910	2/20/2063	1,313,669
1,659,199	Ginnie Mae II Pool	4.4840	2/20/2062	1,752,813
3,807,073	Ginnie Mae II Pool	4.5040	7/20/2062	4,053,641
2,226,913	Ginnie Mae II Pool	4.5060	12/20/2062	2,396,682
4,720,442	Ginnie Mae II Pool	4.5080	4/20/2063	5,087,835
4,707,510	Ginnie Mae II Pool	4.5310	12/20/2061	4,962,509
3,082,339	Ginnie Mae II Pool	4.5420	12/20/2062	3,306,193
2,803,637	Ginnie Mae II Pool	4.5510	11/20/2062	2,994,749
1,718,400	Ginnie Mae II Pool	4.5530	8/20/2062	1,818,261
534,711	Ginnie Mae II Pool	4.5590	3/20/2062	566,389
3,660,351	Ginnie Mae II Pool	4.5840	7/20/2062	3,890,135
2,949,650	Ginnie Mae II Pool	4.5900	11/20/2062	3,155,946
1,187,452	Ginnie Mae II Pool	4.5940	6/20/2062	1,257,978
2,684,977	Ginnie Mae II Pool	4.5970	10/20/2062	2,864,624
428,134	Ginnie Mae II Pool	4.6340	3/20/2062	452,640
1,468,912	Ginnie Mae II Pool	4.6500	1/20/2061	1,523,183
2,105,620	Ginnie Mae II Pool	4.7000	8/20/2061	2,203,370
363,621	Ginnie Mae II Pool	4.7420	1/20/2061	375,806
957,932	Ginnie Mae II Pool	4.7540	8/20/2062	1,011,605
1,418,574	Ginnie Mae II Pool	4.8100	2/20/2061	1,481,368
2,051,922	Ginnie Mae II Pool	4.8140	5/20/2062	2,145,900
352,869	Ginnie Mae II Pool	4.8170	6/20/2061	386,923
705,173	Ginnie Mae II Pool	4.8460	6/20/2062	740,225
618,414	Ginnie Mae II Pool	4.8600	2/20/2062	648,555
2,095,291	Government National Mortgage Association (b,c)	0.7729	4/20/2065	2,083,640
161,094	Government National Mortgage Association (b,c)	0.7846	12/16/2028	159,665
3,991,673	Government National Mortgage Association (b,c)	0.8229	4/20/2061	3,962,809
2,056,156	Government National Mortgage Association (b,c)	0.8229	7/20/2065	2,050,367
3,340,000	Government National Mortgage Association (b,c)	0.9229	9/20/2063	3,324,150
2,817,964	Government National Mortgage Association (b,c)	1.0229	10/20/2062	2,815,032
2,696,631	Government National Mortgage Association (b,c)	1.0229	12/20/2062	2,694,750
1,354,307	Government National Mortgage Association (b,c)	1.0229	7/20/2064	1,347,259
940,086	Government National Mortgage Association (b,c)	1.0229	7/20/2064	934,638
3,329,540	Government National Mortgage Association (b,c)	1.1272	4/20/2066	3,329,290
2,450,368	Government National Mortgage Association (b,c)	1.2400	4/20/2063	2,473,274
2,083,819	Government National Mortgage Association (c)	1.7500	3/20/2065	2,086,126
3,570,866	Government National Mortgage Association (b,c)	4.6042	6/20/2064	4,180,737
99,182	Government National Mortgage Association (b,c)	4.8785	3/16/2046	107,859
111,654	Government National Mortgage Association (b,c)	5.2476	11/16/2045	121,895
767,960	Government National Mortgage Association (b,c)	7.5149	7/20/2032	873,423
				117,481,481
	U.S. DEPARTMENT OF HOUSING AND URBAN DEVELOPMENT - 0.3%
960,000	United States Department of Housing and Urban Development	1.8800	8/1/2019	985,572
	TOTAL U.S. GOVERNMENT AGENCIES (Cost - $273,325,992)			272,924,431

	U.S. TREASURY NOTES - 12.5%
6,300,000	United States Treasury Floating Rate Note (b)	0.3933	10/31/2016	6,300,277
15,000,000	United States Treasury Floating Rate Note (b)	0.4143	4/30/2017	15,004,185
875,000	United States Treasury Note/Bond	2.2500	8/15/2046	859,175
7,145,000	United States Treasury Note/Bond	1.3750	9/30/2023	7,118,206
7,180,000	United States Treasury Note/Bond	1.1250	9/30/2021	7,170,745
6,210,000	United States Treasury Note/Bond	0.7500	6/30/2017	6,217,471
	TOTAL U.S. TREASURY NOTES (Cost - $42,668,014)			42,670,059

	SHORT-TERM INVESTMENTS - 5.8%
	U.S. GOVERNMENT & AGENCY DISCOUNT NOTES - 5.8%
5,000,000	Federal Home Loan Bank	0.4050	8/17/2016	4,998,986
15,000,000	Federal Home Loan Bank	0.4321	10/19/2016	14,982,735
	TOTAL SHORT-TERM INVESTMENTS (Cost - $19,981,721)			19,981,721

	TOTAL INVESTMENTS - 98.2% (Cost - $335,975,727) (d)			$ 335,576,211
	OTHER ASSETS LESS LIABILITIES - NET - 1.8%			6,010,786
	TOTAL NET ASSETS - 100.0%			$ 341,586,997

TBA	To be announced security.
(a)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal
	National Mortgage Association and the Federal Home Loan Mortgage Corporation currently operate under a federal conservatorship.
(b)	Variable rate security - interest rate subject to periodic change.
(c)	Collateralized mortgage obligation (CMO).
(d)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $335,975,727 and differs from market value by
	net unrealized appreciation (depreciation) of securities as follows:
			Unrealized Appreciation:	$ 3,801,383
			Unrealized Depreciation:	(4,200,899)
			Net Unrealized Depreciation:	$ (399,516)

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. If market quotations are not readily available or if the advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as a valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2016, for the Fund’s investments measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
U.S. Government Agencies	$ -	$ 272,924,431	$ -	$ 272,924,431
U.S. Tresury Notes	-	42,670,059	-	42,670,059
Discount Note	-	19,981,721	-	19,981,721
Total	$ -	$ 335,576,211	$ -	$ 335,576,211
The Fund did not hold any Level 3 securities during the period.
There were no transfers between levels during the current period presented. It is the Fund’s policy to recognize transfers between levels at the end of the reporting period.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer

Date 11/28/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer

Date 11/28/2016

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer

Date 11/28/2016